Warrants - Schedule of Changes in Warrants (Details)		12 Months Ended
		Oct. 31, 2024 $ / shares shares		Oct. 31, 2023 $ / shares shares
Schedule of Changes in Warrants [Abstract]
Number of warrants, Balance beginning		11,231,465		19,763
Historic weighted average price, Balance beginning		$ 7.9		$ 576.66
Number of warrants, Issuance of underwriter warrants (in Shares) | shares				1,923
Historic weighted average exercise price, Issuance of underwriter warrants				$ 243.75
Number of warrants, Issuance of warrants (in Shares) | shares	[1]	1,500,000		4,505,718
Historic weighted average exercise price, Issuance of warrants	[1]	$ 1.6		$ 5.124
Number of warrants, Issuance of warrants (in Shares) | shares	[1]			7,500,000
Historic weighted average exercise price, Issuance of warrants	[1]			$ 9
Number of warrants, Issuance of XYLO warrants (in Shares) | shares				75
Historic weighted average exercise price, Issuance of XYLO warrants				$ 1,297.67
Number of warrants, Expiration of warrants		(8,333)		(11,430)
Historic weighted average exercise price, Expiration of warrants		$ 98.43		$ 922.98
Number of warrants, Exercise of warrants		(8,293,585)		(784,584)
Historic weighted average exercise price, Exercise of warrants		$ 2.62		$ 5.124
Number of warrants, Balance ending		4,429,547	[2]	11,231,465
Historic weighted average price, Balance ending		$ 1.57	[2]	$ 7.9
Number of warrants, Number of shares to be issued from the exercise of warrants (in Shares) | shares		2,549,311		826,781

[1]	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.
[2]	See note 19(b) regarding the exercise of warrants.